Long-Term Debt - Summary of Company's Current Debt Portfolio (Parenthetical) (Detail)	3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014 6.75% Senior Notes, due July 2022 [Member]	Jan. 22, 2014 6.75% Senior Notes, due July 2022 [Member]	Mar. 31, 2014 7.50% Senior Notes, due August 2020 [Member]	Dec. 31, 2013 7.50% Senior Notes, due August 2020 [Member]	Jul. 30, 2013 7.50% Senior Notes, due August 2020 [Member]	Mar. 31, 2014 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2013 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2012 9.125% Senior Notes, due April 2018 [Member]	Dec. 31, 2012 Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	July 2022		August 2020	August 2020		April 2018	April 2018	April 2018
Debt instrument fixed interest rate	6.75%	6.75%	7.50%	7.50%	7.50%	9.125%	9.125%	9.125%
Debt Instrument issuance date				July 30, 2013			April 25, 2012	April 25, 2012
LIBOR plus									3.21%